Intangible assets - Narrative (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of detailed information about intangible assets [line items]
Impairment of intangible assets	$ 1,868	$ 0
In-Human Clinical Study | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions		500
In-Vivo Efficacy studies | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions		$ 195